Business Combinations (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations
Note 2 — Business Combinations

On February 4, 2019, Cleco Cajun acquired from NRG Energy all of the outstanding membership interests in South Central Generating. This acquisition enabled Cleco to significantly increase the scale of its operations in Louisiana.

Accounting for the Cleco Cajun Transaction

As consideration for all of the outstanding membership interest in South Central Generating, Cleco paid cash of approximately $962.2 million, which represents the $1.0 billion acquisition price net of working capital and other adjustments of $37.8 million.

Cleco Cajun accounted for the Cleco Cajun Transaction as a business combination, and accordingly, the assets acquired and liabilities assumed were recorded at their estimated fair values as of the date of the acquisition. Cleco made certain measurement period adjustments at June 30, 2019. The following chart presents Cleco’s purchase price allocation:

Purchase Price Allocation
(THOUSANDS)	AT FEB. 4, 2019
Current assets
Cash and cash equivalents	$146,494
Customer and other accounts receivable	49,809
Fuel inventory	22,060
Materials and supplies	25,659
Energy risk management assets	4,193
Other current assets	10,056
Non-current assets
Property, plant, and equipment, net	741,203
Prepayments	36,166
Restricted cash and cash equivalents	707
Intangible assets	98,900
Other deferred charges	133
Total assets acquired	1,135,380
Current liabilities
Accounts payable	38,478
Taxes payable	723
Energy risk management liabilities	241
Other current liabilities	14,570
Non-current liabilities
Accumulated deferred federal and state income taxes, net	7,165
Deferred lease revenue	58,300
Intangible liabilities	38,300
Asset retirement obligations	15,323
Operating lease liabilities	110
Total liabilities assumed	173,210
Total purchase price consideration	$962,170

During the second quarter of 2019, certain modifications were made to the preliminary valuations as of February 4, 2019, due to the refinement of valuation models, assumptions, and inputs. The measurement period adjustments were based upon information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the measurement of the amounts recognized at that date.

Measurement Period Adjustments
(THOUSANDS)	AT JUNE 30, 2019
Current assets
Customer and other accounts receivable	$1,408
Other current assets	$56
Non-current assets
Property, plant, and equipment, net	$13,297
Prepayments	$(56)
Intangible assets	$(3,600)
Other deferred charges	$1
Current liabilities
Accounts payable	$3,022
Energy risk management liabilities	$(1)
Other current liabilities	$327
Non-current liabilities
Accumulated deferred federal and state income taxes, net	$421
Deferred lease revenue	$(3,600)
Intangible liabilities	$6,400
Asset retirement obligations	$4,534
Operating lease liabilities	$3

The measurement period adjustments resulted in an increase in electric operations revenue of $0.5 million, a decrease in other operations revenue of $0.1 million, and an increase in depreciation expense of $0.2 million recorded for the three months ended June 30, 2019.

As of December 31, 2019, Cleco completed its evaluation and determination of the fair value of assets acquired and liabilities assumed in the Cleco Cajun Transaction. There were no adjustments to those amounts during the three months ended

March 31, 2020.

Pro forma Impact of the Cleco Cajun Transaction

The following table includes the unaudited pro forma financial information reflecting the consolidated results of operations of Cleco as if the Cleco Cajun Transaction had taken place on January 1, 2018. The pro forma net income for the three months ended March 31, 2019, was adjusted to exclude nonrecurring transaction-related expenses of $3.9 million.

The unaudited pro forma financial information presented in the following table is not necessarily indicative of the consolidated results of operations that would have been achieved had the transaction taken place on the date indicated, or the future consolidated results of operations of the combined companies.

Unaudited Pro Forma Financial Information
(THOUSANDS)	FOR THE THREE MONTHS ENDED MAR. 31, 2019
Operating revenue, net	$381,796
Net income	$32,986

Note 3 — Business Combinations

On February 4, 2019, Cleco Cajun acquired from NRG Energy all of the outstanding membership interests in South Central Generating. This acquisition enabled Cleco to significantly increase the scale of its operations in Louisiana. As a result, Cleco Cajun owns:

•	a 176-MW natural-gas-fired generating station located in Sterlington, Louisiana,

•	a 220-MW natural-gas-fired facility and a 210-MW natural-gas-fired peaking facility, both located in Jarreau, Louisiana,

•	a 580-MW coal-fired generating facility, a 540-MW natural-gas-fired generating station, and 58% of a 588-MW coal-fired generating station all located in New Roads, Louisiana,

•	225 MW of a 300-MW natural-gas-fired peaking facility located in Jennings, Louisiana,

•	a 1,263-MW natural-gas-fired generating station located in Deweyville, Texas (the Cottonwood Plant),

•	wholesale contracts to provide electricity and capacity to nine Louisiana cooperatives, three municipalities across Arkansas, Louisiana, and Texas, and one investor-owned utility,

•	transmission assets, which consist of equipment and land required to connect the generation stations and the wholesale customers to the transmission grid, and

•	current assets consisting of cash, inventory, receivables and other miscellaneous assets.

Cleco Cajun, NRG Energy, and South Central Generating each made customary representations, warranties and covenants in the Cleco Cajun Transaction, which include customary indemnification provisions. Cleco Holdings has agreed to guarantee the obligations of Cleco Cajun, subject to certain limitations. In addition, a lease agreement was executed and delivered between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy pursuant to which NRG Energy will lease back the Cottonwood Plant and will operate it no later than May 2025. Upon closing, Cottonwood Energy became a subsidiary of Cleco Cajun.

Regulatory Matters

In January 2019, the LPSC approved the Cleco Cajun Transaction. Approval of the transaction was conditioned upon certain commitments, including holding Cleco Power ratepayers harmless for any adverse impacts, increased costs of debt or equity, and credit rating downgrades attributable to the Cleco Cajun Transaction; the repayment of $400.0 million of Cleco Holdings’ debt by 2024; and a $4.0 million annual reduction to Cleco Power’s retail customer rates. For more information about the debt and rate reduction commitments, see Note 9 — “Debt” and Note 6 — “Regulatory Assets and Liabilities,” respectively.

South Central Generating

In 2017, Louisiana Generating received insurance settlement proceeds for costs incurred to resolve a lawsuit which was brought by the EPA and the LDEQ against Louisiana Generating related to Big Cajun II, Unit 3. Entergy Gulf States, as co-owner of Big Cajun II, Unit 3, is expected to be allocated a portion of the insurance settlement proceeds. Any amount allocated to Entergy Gulf States will be determined by ongoing litigation and negotiations. South Central Generating estimated this amount to be $10.0 million. As part of the Cleco Cajun Transaction, Cleco Cajun assumed the $10.0 million contingent liability and NRG Energy indemnified Cleco for losses associated with this litigation matter. As a result, Cleco also recorded a $10.0 million indemnification asset, which was included in the purchase price allocation.

Prior to the Cleco Cajun Transaction, South Central Generating was involved in various litigation matters, including environmental and contract proceedings, before various courts regarding matters arising out of the ordinary course of business. Management is unable to estimate any potential losses that Cleco Cajun may ultimately be responsible for with respect to any one of these matters. As part of the Cleco Cajun Transaction, NRG Energy indemnified Cleco for losses, as of the closing date, associated with matters that existed as of the closing date, including pending litigation.

Accounting for the Cleco Cajun Transaction

As consideration for all of the outstanding membership interest in South Central Generating, Cleco paid cash of approximately $962.2 million, which represents the $1.0 billion acquisition price net of working capital and other adjustments of $37.8 million.

In connection with the Cleco Cajun Transaction on February 4, 2019, Cleco Holdings borrowed $300.0 million under a bridge loan agreement and $100.0 million under a term loan agreement. Both loan agreements are variable rate debt and have a three-year term. Both loan agreements contain certain financial covenants, including requiring Cleco Holdings to maintain (i) a debt to capital ratio (as defined in the applicable agreement) below 65% and (ii) a rating applicable to Cleco’s senior debt rating (as defined in the applicable agreement). On September 11, 2019, Cleco Holdings refinanced the remaining amounts due under the $300.0 million bridge loan agreement and a portion of the $100.0 million term loan agreement with the proceeds from the private placement of $300.0 million aggregate principal amount of senior notes. For more information, see Note 9 — “Debt.” Also, in connection with the Cleco Cajun Transaction, Cleco Holdings increased its credit facility capacity by $75.0 million, for a total capacity of $175.0 million. All other terms remained the same. Also in connection with the Cleco Cajun Transaction on February 4, 2019, Cleco Holdings made a $75.0 million draw on its credit facility, which was repaid on February 5, 2019.

The remaining cash required to finance the transaction consisted of an equity contribution from Cleco Group of $384.9 million and $102.3 million from cash on hand at Cleco Holdings.

Cleco Cajun accounted for the Cleco Cajun Transaction as a business combination, and accordingly, the assets acquired and liabilities assumed were recorded at their estimated fair values as of the date of the acquisition. Cleco made certain measurement period adjustments at June 30, 2019. The following chart presents Cleco’s current purchase price allocation:

Purchase Price Allocation
(THOUSANDS)	AT FEB. 4, 2019
Current assets
Cash and cash equivalents	$146,494
Customer and other accounts receivable	49,809
Fuel inventory	22,060
Materials and supplies	25,659
Energy risk management assets	4,193
Other current assets	10,056
Non-current assets
Property, plant, and equipment, net	741,203
Prepayments	36,166
Restricted cash and cash equivalents	707
Intangible assets	98,900
Other deferred charges	133
Total assets acquired	1,135,380
Current liabilities
Accounts payable	38,478
Taxes payable	723
Energy risk management liabilities	241
Other current liabilities	14,570
Non-current liabilities
Accumulated deferred federal and state income taxes, net	7,165
Deferred lease revenue	58,300
Intangible liabilities	38,300
Asset retirement obligations	15,323
Operating lease liabilities	110
Total liabilities assumed	173,210
Total purchase price consideration	$962,170

The fair values of Cleco Cajun’s acquired assets and assumed liabilities were determined based on significant estimates and assumptions, including projected future cash flows and discount rates reflecting risk inherent in those future cash flows. There were also estimates made to determine the expected useful lives of each class of assets acquired.

On the date of the acquisition, fair value adjustments were recorded on Cleco’s Consolidated Balance Sheet for the difference between the contract and market price of acquired long-term wholesale power agreements. The fair value of intangible assets of $98.9 million and intangible liabilities of $14.2 million was reflected in the purchase price allocation. The valuation of the acquired intangible assets and liabilities was estimated by applying the income method, which is based upon discounted projected future cash flows associated with the underlying contracts. The power supply agreement intangible assets and liabilities are being amortized to Electric operations on Cleco’s Consolidated Statement of Income over the remaining term of the applicable agreements.

As part of the Cleco Cajun Transaction, Cleco assumed an LTSA for maintenance services related to the Cottonwood Plant. The fair value of the LTSA was estimated by applying the income method. An intangible liability of $24.1 million was reflected in the purchase price allocation and is being amortized using the straight-line method over the estimated remaining life of the LTSA of seven years. The amortization is included as a reduction to the LTSA prepayments on Cleco’s Consolidated Balance Sheet.

On the date of the acquisition, the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy was estimated by applying the income method. Deferred lease revenue of $58.3 million was reflected in the purchase price allocation and is being amortized over the term of the lease agreement. The amortization is included in Other operations revenue on Cleco’s Consolidated Statement of Income.

Valuations were performed to assess the fair value of certain assets acquired and liabilities assumed and were considered preliminary as a result of the short time period between the closing of the acquisition and the end of the first quarter of 2019. Accounting guidance provides that the allocation of the purchase price may be modified up to one year from the date of the acquisition as more information becomes available. These final valuations and assessments have been completed by the end of 2019.

During the second quarter of 2019, certain modifications were made to the preliminary valuations as of February 4, 2019, due to the refinement of valuation models, assumptions, and inputs. The measurement period adjustments were based upon information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the measurement of the amounts recognized at that date.

Measurement Period Adjustments
(THOUSANDS)	AT JUNE 30, 2019
Current assets
Customer and other accounts receivable	$1,408
Other current assets	$56
Non-current assets
Property, plant, and equipment, net	$13,297
Prepayments	$(56)
Intangible assets	$(3,600)
Other deferred charges	$1
Current liabilities
Accounts payable	$3,022
Energy risk management liabilities	$(1)
Other current liabilities	$327
Non-current liabilities
Accumulated deferred federal and state income taxes, net	$421
Deferred lease revenue	$(3,600)
Intangible liabilities	$6,400
Asset retirement obligations	$4,534
Operating lease liabilities	$3

The measurement period adjustments resulted in an increase in electric operations revenue of $0.5 million, a decrease in other operations revenue of $0.1 million, and an increase in depreciation expense of $0.2 million recorded for the three months ended June 30, 2019.

During the fourth quarter of 2019, Cleco completed its evaluation and determination of the fair value of assets and liabilities acquired in the Cleco Cajun Transaction. No modifications were made to the valuation during the third or fourth quarters of 2019. Consequently, no measurement period adjustments were made.

Pro forma Impact of the Cleco Cajun Transaction

The following table includes the unaudited pro forma financial information reflecting the consolidated results of operations of Cleco as if the Cleco Cajun Transaction had taken place on January 1, 2018. The pro forma net income for the year ended December 31, 2019, was adjusted to exclude nonrecurring transaction-related expenses of $4.7 million. The pro forma net income for the year ended December 31, 2018, includes nonrecurring transaction-related expenses.

The unaudited pro forma financial information presented in the following table is not necessarily indicative of the consolidated results of operations that would have been achieved had the transaction taken place on the dates indicated, or the future consolidated results of operations of the combined companies.

Unaudited Pro Forma Financial Information
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Operating revenue, net	$1,660,362	$1,668,022
Net income	$154,898	$170,224